Regulatory Assets and Liabilities (Unamortized Defeance Costs and Standard Cost Recovery) (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Nova Scotia Power Inc. [Member] | Defeased Debt [Member]
Public Utilities, General Disclosures [Line Items]
Long-term Debt		$ 0.7	$ 0.8
Grand Bahama Power Company Limited [Member] | Steam Plant [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment	$ 21,000